Document And Entity Information	Jul. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Entity Registrant Name	ZETA GLOBAL HOLDINGS CORP.
Entity Central Index Key	0001851003
Entity Emerging Growth Company	false
Entity File Number	001-40464
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0814458
Entity Address, Address Line One	3 Park Ave, 33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	967-5055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	ZETA
Security Exchange Name	NYSE